Investment Securities - Schedule of Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Available-for-Sale
Amortized Cost	$ 1,099,658	$ 801,147
Gross Unrealized Holding Gains	16,523	19,530
Gross Unrealized Holding Losses	1,727	32
Estimated Fair Value	1,114,454	820,645
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	401,390	820,224
Gross Unrealized Holding Gains	9,353	14,382
Gross Unrealized Holding Losses	38	32
Estimated Fair Value	410,705	834,574
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Securities Available-for-Sale
Amortized Cost	695,655	370,043
Gross Unrealized Holding Gains	1,352	1,614
Gross Unrealized Holding Losses	1,280
Estimated Fair Value	695,727	371,657
Obligations of States and Political Subdivisions
Securities Available-for-Sale
Amortized Cost	984	2,616
Gross Unrealized Holding Gains	19	44
Gross Unrealized Holding Losses
Estimated Fair Value	1,003	2,660
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	570	1,992
Gross Unrealized Holding Gains	2	5
Gross Unrealized Holding Losses
Estimated Fair Value	572	1,997
U.S. Government sponsored entity asset-backed securities
Securities Available-for-Sale
Amortized Cost	401,882	427,300
Gross Unrealized Holding Gains	14,067	16,995
Gross Unrealized Holding Losses	447
Estimated Fair Value	415,502	444,295
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	400,820	818,232
Gross Unrealized Holding Gains	9,351	14,377
Gross Unrealized Holding Losses	38	32
Estimated Fair Value	410,133	832,577
Other equity securities
Securities Available-for-Sale
Amortized Cost	1,137	1,188
Gross Unrealized Holding Gains	1,085	877
Gross Unrealized Holding Losses		32
Estimated Fair Value	$ 2,222	$ 2,033